UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period:  August 31,  2013

Item 1. Schedule of Investments.

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.2%
	BASIC MATERIALS – 2.0%
4,242	Monsanto Co.	$415,249
1,904	PPG Industries, Inc.	297,424
		712,673

	COMMUNICATIONS – 14.3%
19,174	AT&T, Inc.	648,656
12,326	Ciena Corp.*	245,534
22,347	Cisco Systems, Inc.	520,909
12,226	Corning, Inc.	171,653
10,155	eBay, Inc.*	507,648
868	Google, Inc. - Class A*	735,109
7,048	IAC/InterActiveCorp	345,986
4,832	NICE Systems Ltd. - ADR	183,616
5,077	Splunk, Inc.*	280,301
8,317	Time Warner, Inc.	503,428
10,555	Verizon Communications, Inc.	500,096
7,850	Walt Disney Co.	477,516
		5,120,452

	CONSUMER, CYCLICAL – 12.6%
6,580	Brinker International, Inc.	263,134
18,481	Delta Air Lines, Inc.	364,630
12,927	Gap, Inc.	522,768
6,781	GNC Holdings, Inc. - Class A	344,950
6,580	Hanesbrands, Inc.	391,378
9,787	Home Depot, Inc.	729,034
5,000	Lear Corp.	343,750
9,918	Macy's, Inc.	440,657
9,654	MDC Holdings, Inc.	268,671
3,808	Michael Kors Holdings Ltd.*	282,135
2,471	Nu Skin Enterprises, Inc. - Class A	206,847
4,877	Wal-Mart Stores, Inc.	355,923
		4,513,877

	CONSUMER, NON-CYCLICAL – 23.6%
3,106	Actavis, Inc.*	419,869
5,712	Aetna, Inc.	362,084
3,774	Amgen, Inc.	411,139
4,843	Cintas Corp.	231,302
7,349	Colgate-Palmolive Co.	424,552
9,453	General Mills, Inc.	466,222
18,807	Genpact Ltd.	362,035
5,010	Gilead Sciences, Inc.*	301,953
6,747	Hain Celestial Group, Inc.*	551,770
11,023	Hanger, Inc.*	338,516

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
5,144	Hershey Co.	$472,991
6,513	Johnson & Johnson	562,788
4,576	Kimberly-Clark Corp.	427,764
20,477	Kroger Co.	749,458
2,304	McCormick & Co., Inc.	155,866
3,006	McKesson Corp.	364,958
5,277	PepsiCo, Inc.	420,735
2,572	Perrigo Co.	312,627
8,551	Sanofi - ADR	408,567
8,017	Teva Pharmaceutical Industries Ltd. - ADR	306,410
14,731	Tyson Foods, Inc. - Class A	426,462
		8,478,068

	ENERGY – 8.7%
6,614	Chevron Corp.	796,524
6,714	Clean Energy Fuels Corp.*	84,462
5,478	Ensco PLC - Class A	304,358
6,914	Exxon Mobil Corp.	602,624
18,606	Marathon Oil Corp.	640,605
5,445	Royal Dutch Shell PLC - ADR	365,632
3,874	Schlumberger Ltd.	313,561
		3,107,766

	FINANCIAL – 15.7%
6,814	Allstate Corp.	326,527
4,342	American Express Co.	312,233
2,471	BlackRock, Inc.	643,251
9,587	Citigroup, Inc.	463,340
16,034	East West Bancorp, Inc.	468,674
1,703	Goldman Sachs Group, Inc.	259,077
7,616	Hospitality Properties Trust - REIT	205,784
3,073	Jones Lang LaSalle, Inc.	252,723
9,887	Marsh & McLennan Cos., Inc.	407,641
5,845	Popular, Inc.*	181,546
4,843	Prudential Financial, Inc.	362,644
6,714	Rayonier, Inc. - REIT	370,854
6,814	Travelers Cos., Inc.	544,439
10,088	U.S. Bancorp	364,479
11,224	Wells Fargo & Co.	461,082
		5,624,294

	INDUSTRIAL – 8.5%
7,415	A.O. Smith Corp.	311,801
4,910	Applied Industrial Technologies, Inc.	233,814
2,672	FEI Co.	209,164

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
7,115	Flowserve Corp.	$396,946
2,238	Honeywell International, Inc.	178,078
1,803	Hubbell, Inc. - Class B	182,752
2,638	Middleby Corp.*	490,510
2,405	Snap-on, Inc.	225,108
4,643	United Parcel Service, Inc. - Class B	397,348
7,482	Wabtec Corp.	437,846
		3,063,367

	TECHNOLOGY – 8.9%
4,308	3D Systems Corp.*	221,431
5,545	Citrix Systems, Inc.*	392,420
27,800	EMC Corp	716,684
13,963	Intel Corp.	306,907
2,371	International Business Machines Corp.	432,162
7,516	Lam Research Corp.*	350,772
1,487	Power Integrations, Inc.	77,502
4,910	QUALCOMM, Inc.	325,435
5,144	SanDisk Corp.	283,846
2,358	Xilinx, Inc.	102,384
		3,209,543

	UTILITIES – 2.9%
7,816	American States Water Co.	411,122
8,752	California Water Service Group	174,602
3,808	Northeast Utilities	156,014
10,054	Westar Energy, Inc.	312,780
		1,054,518

	TOTAL COMMON STOCKS (Cost $29,090,556)	34,884,558

	MUTUAL FUNDS – 0.4%
	FINANCIAL – 0.4%
8,818	Ares Capital Corp.	155,021

	TOTAL MUTUAL FUNDS (Cost $139,206)	155,021

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2013 (Unaudited)

Principal Amount

	SHORT-TERM INVESTMENTS – 1.7%
$602,814	UMB Money Market Fiduciary, 0.01%1	602,814

	TOTAL SHORT-TERM INVESTMENTS (Cost $602,814)	602,814

TOTAL INVESTMENTS – 99.3% (Cost $29,832,576)	$35,642,393
Other Assets in Excess of Liabilities – 0.7%	239,573

TOTAL NET ASSETS – 100.0%	$35,881,966

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedules of Investments

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.1%
	BASIC MATERIALS – 2.0%
5,327	Eastman Chemical Co.1	$404,852

	COMMUNICATIONS – 8.7%
11,785	AT&T, Inc.1	398,687
9,135	Cisco Systems, Inc.1	212,937
469	Google, Inc. - Class A* 1	397,196
6,679	Symantec Corp.1	171,049
5,216	Time Warner, Inc.1	315,725
7,921	Vodafone Group PLC - ADR1	256,244
		1,751,838

	CONSUMER, CYCLICAL – 20.8%
2,622	Cheesecake Factory, Inc.	109,521
8,997	Cinemark Holdings, Inc.1	265,142
1,700	DSW, Inc. - Class A	146,353
5,300	Gap, Inc.	214,332
7,866	Lennar Corp. - Class A1	250,217
7,700	Lowe's Cos., Inc.1	352,814
6,870	Macy's, Inc.1	305,234
2,512	Polaris Industries, Inc.1	274,335
7,110	TJX Cos., Inc.1	374,839
2,680	Tractor Supply Co.1	327,952
1,684	UniFirst Corp.1	161,462
2,125	VF Corp.1	397,821
1,628	W.W. Grainger, Inc.1	402,686
3,480	Wal-Mart Stores, Inc.	253,970
2,567	Whirlpool Corp.1	330,245
		4,166,923

	CONSUMER, NON-CYCLICAL – 29.0%
4,278	Abbott Laboratories1	142,586
2,153	Amgen, Inc.1	234,548
1,794	Bio-Rad Laboratories, Inc. - Class A* 1	204,534
5,796	Campbell Soup Co.1	250,271
7,535	Deluxe Corp.1	296,502
11,730	Genpact Ltd.1	225,803
4,040	Green Mountain Coffee Roasters, Inc.* 1	348,692
4,380	Hain Celestial Group, Inc.* 1	358,196
4,330	Hershey Co.1	398,144
1,712	Jazz Pharmaceuticals PLC*	150,125
3,505	Johnson & Johnson1	302,867
10,460	Kroger Co.1	382,836
2,788	McKesson Corp.1	338,491
4,361	On Assignment, Inc.*	131,571
2,830	PepsiCo, Inc.1	225,636

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
1,762	Salix Pharmaceuticals Ltd.* 1	$117,948
3,064	Sanofi - ADR1	146,398
2,620	Teva Pharmaceutical Industries Ltd. - ADR1	100,136
5,465	Total System Services, Inc.1	151,217
1,270	Towers Watson & Co. - Class A	104,458
12,585	Tyson Foods, Inc. - Class A1	364,336
4,499	UnitedHealth Group, Inc.1	322,758
9,439	VCA Antech, Inc.* 1	257,590
3,643	West Pharmaceutical Services, Inc.1	269,400
		5,825,043

	FINANCIAL – 4.4%
7,645	Hospitality Properties Trust - REIT1	206,568
7,424	Rayonier, Inc. - REIT1	410,102
7,231	U.S. Bancorp1	261,256
		877,926

	INDUSTRIAL – 19.5%
10,681	Granite Construction, Inc.1	302,486
2,760	Honeywell International, Inc.1	219,613
966	Hubbell, Inc. - Class B	97,914
4,140	IDEX Corp.1	245,792
2,870	Kirby Corp.* 1	230,834
6,817	Leggett & Platt, Inc.1	197,148
6,679	Methode Electronics, Inc.	159,561
7,065	Packaging Corp. of America1	374,728
3,064	Snap-on, Inc.1	286,790
4,940	Teledyne Technologies, Inc.* 1	381,220
6,182	Textainer Group Holdings Ltd.1	215,504
2,512	Thermo Fisher Scientific, Inc.1	223,141
2,677	Union Pacific Corp.1	411,027
1,628	United Parcel Service, Inc. - Class B1	139,324
4,168	United Technologies Corp.1	417,217
		3,902,299

	TECHNOLOGY – 11.2%
5,382	Broadridge Financial Solutions, Inc.1	160,168
3,340	Check Point Software Technologies Ltd.* 1	187,274
3,257	Citrix Systems, Inc.* 1	230,498
15,759	EMC Corp.1	406,267
9,053	Intel Corp.1	198,985
1,628	International Business Machines Corp.1	296,736
3,478	Pegasystems, Inc.	128,164
3,533	QUALCOMM, Inc.1	234,167

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
11,261	Synopsys, Inc.* 1	$408,324
		2,250,583

	UTILITIES – 1.5%
7,424	NorthWestern Corp.1	298,222

	TOTAL COMMON STOCKS (Cost $16,171,921)	19,477,686

Principal Amount

	SHORT-TERM INVESTMENTS – 3.2%
$644,788	UMB Money Market Fiduciary, 0.01%2	644,788

	TOTAL SHORT-TERM INVESTMENTS (Cost $644,788)	644,788

	TOTAL INVESTMENTS – 100.3% (Cost $16,816,709)	20,122,474
	Liabilities in Excess of Other Assets – (0.3)%	(65,474)

	TOTAL NET ASSETS – 100.0%	$20,057,000

Number of Shares

	SECURITIES SOLD SHORT – 96.5%
	COMMON STOCKS – 93.3%
	BASIC MATERIALS – 3.6%
(3,257)	Ashland, Inc.	(284,043)
(6,375)	Cameco Corp.	(121,380)
(4,940)	Domtar Corp.	(326,040)
		(731,463)

	COMMUNICATIONS – 7.3%
(14,876)	America Movil S.A.B. de C.V. - ADR	(287,107)
(3,478)	Harris Corp.	(196,959)
(3,229)	Motorola Solutions, Inc.	(180,856)
(6,265)	Telefonica S.A. - ADR*	(84,953)
(4,858)	Thomson Reuters Corp.	(159,731)
(8,031)	VeriSign, Inc.*	(385,408)
(21,555)	Windstream Corp.	(173,949)
		(1,468,963)

	CONSUMER, CYCLICAL – 21.1%
(800)	AutoZone, Inc.*	(335,952)
(9,743)	Boyd Gaming Corp.*	(118,085)
(11,481)	Carnival Corp.	(414,349)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2013 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
(7,369)	Cash America International, Inc.	$(315,246)
(386)	Chipotle Mexican Grill, Inc.*	(157,554)
(2,981)	Deckers Outdoor Corp.*	(175,074)
(3,000)	Family Dollar Stores, Inc.	(213,570)
(7,369)	Fastenal Co.	(324,162)
(17,415)	Finish Line, Inc. - Class A	(365,019)
(4,000)	Kohl's Corp.	(205,240)
(5,603)	Lululemon Athletica, Inc.*	(396,917)
(4,747)	Nordstrom, Inc.	(264,550)
(331)	NVR, Inc.*	(283,273)
(7,424)	Owens & Minor, Inc.	(253,233)
(7,231)	PetMed Express, Inc.	(110,417)
(2,340)	Pinnacle Entertainment, Inc.*	(55,411)
(5,560)	Vitamin Shoppe, Inc.*	(234,187)
		(4,222,239)

	CONSUMER, NON-CYCLICAL – 29.0%
(5,134)	Abaxis, Inc.	(201,150)
(6,072)	ADT Corp.	(241,848)
(8,031)	AstraZeneca PLC - ADR	(395,206)
(3,257)	Automatic Data Processing, Inc.	(231,768)
(4,112)	Baxter International, Inc.	(286,031)
(4,664)	Cardinal Health, Inc.	(234,506)
(8,473)	Cia de Bebidas das Americas - ADR	(294,691)
(14,000)	Dean Foods Co.*	(268,240)
(5,161)	DENTSPLY International, Inc.	(216,710)
(11,978)	Fresh Del Monte Produce, Inc.	(345,685)
(3,090)	FTI Consulting, Inc.*	(103,330)
(5,741)	Gartner, Inc.*	(332,806)
(4,168)	Hormel Foods Corp.	(172,680)
(2,843)	Hospira, Inc.*	(110,962)
(5,010)	Mondelez International, Inc. - Class A	(153,657)
(6,072)	Monster Beverage Corp.*	(348,472)
(1,325)	Novo Nordisk A/S - ADR	(221,195)
(7,479)	Post Holdings, Inc.*	(319,353)
(6,348)	Quest Diagnostics, Inc.	(372,120)
(7,369)	Reynolds American, Inc.	(350,985)
(4,361)	Scotts Miracle-Gro Co. - Class A	(229,868)
(2,677)	Team, Inc.*	(104,403)
(2,926)	Valeant Pharmaceuticals International, Inc.*	(287,743)
		(5,823,409)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2013 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIAL – 2.9%
(43,858)	Banco Santander SA - ADR	$(311,830)
(3,091)	RenaissanceRe Holdings Ltd.	(270,154)
		(581,984)

	INDUSTRIAL – 19.3%
(3,864)	Albany International Corp. - Class A	(124,691)
(4,278)	Canadian National Railway Co.	(400,977)
(4,168)	CLARCOR, Inc.	(223,238)
(3,091)	Colfax Corp.*	(161,010)
(9,825)	CSX Corp.	(241,793)
(6,280)	Donaldson Co., Inc.	(221,307)
(6,017)	Eaton Corp. PLC	(380,996)
(2,346)	EMCOR Group, Inc.	(88,186)
(3,036)	Forward Air Corp.	(111,816)
(3,740)	General Dynamics Corp.	(311,355)
(7,424)	Jabil Circuit, Inc.	(169,416)
(6,127)	Landstar System, Inc.	(334,841)
(6,375)	Molex, Inc.	(185,003)
(1,822)	Rockwell Collins, Inc.	(128,943)
(5,420)	Silgan Holdings, Inc.	(255,716)
(8,970)	Simpson Manufacturing Co., Inc.	(280,492)
(11,123)	Tetra Tech, Inc.*	(253,382)
		(3,873,162)

	TECHNOLOGY – 8.9%
(1,546)	Accenture PLC - Class A	(111,699)
(2,125)	Concur Technologies, Inc.*	(207,655)
(16,587)	Fairchild Semiconductor International, Inc.*	(202,527)
(4,388)	Hittite Microwave Corp.*	(268,370)
(7,921)	Infosys Ltd. - ADR	(367,297)
(8,197)	Oracle Corp.	(261,157)
(2,622)	SAP A.G. - ADR	(193,556)
(9,881)	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	(163,629)
		(1,775,890)

	UTILITIES – 1.2%
(7,811)	Exelon Corp.	(238,157)

	TOTAL COMMON STOCKS (Proceeds $17,675,019)	(18,715,267)

	EXCHANGE-TRADED FUNDS – 3.2%
(8,031)	Materials Select Sector SPDR Fund	(324,693)
(1,290)	SPDR S&P 500 ETF Trust	(211,109)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2013 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	EXCHANGE-TRADED FUNDS (Continued)
(3,064)	SPDR S&P Metals & Mining ETF	$(110,212)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $663,453)	(646,014)

	TOTAL SECURITIES SOLD SHORT (Proceeds $18,338,472)	$(19,361,281)

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	All or a portion of this security is segregated as collateral for securities sold short.
2	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedules of Investments

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.9%
	BASIC MATERIALS – 1.9%
7,681	KapStone Paper and Packaging Corp.	$322,602
12,370	Shiloh Industries, Inc.	151,656
		474,258

	COMMUNICATIONS – 4.7%
5,324	eGain Corp.*	71,874
5,937	ePlus, Inc.	308,427
11,000	Global Sources Ltd.*	67,540
11,414	LIN Media LLC - Class A*	191,755
20,795	Perficient, Inc.*	335,423
45,351	Symmetricom, Inc.*	220,406
		1,195,425

	CONSUMER, CYCLICAL – 15.3%
10,951	Culp, Inc.	209,821
21,226	Federal-Mogul Corp.*	323,909
6,813	Flexsteel Industries, Inc.	153,224
7,172	Jack in the Box, Inc.*	283,222
19,684	Johnson Outdoors, Inc. - Class A*	495,840
7,640	Kimball International, Inc. - Class B	75,178
9,437	Kirkland's, Inc.*	184,116
9,195	Libbey, Inc.*	218,105
11,766	Modine Manufacturing Co.*	153,311
20,512	Monarch Casino & Resort, Inc.*	385,626
6,569	Multimedia Games Holding Co., Inc.*	257,768
3,425	Papa John's International, Inc.*	233,345
12,004	PC Connection, Inc.	178,259
17,845	Ruth's Hospitality Group, Inc.	210,928
12,771	Stein Mart, Inc.	155,168
3,606	UniFirst Corp.	345,743
		3,863,563

	CONSUMER, NON-CYCLICAL – 17.2%
13,494	AMN Healthcare Services, Inc.*	183,519
1,357	Cantel Medical Corp.	35,146
2,298	Corporate Executive Board Co.	149,002
49,528	CryoLife, Inc.	300,635
20,389	Electro Rent Corp.	346,613
1,854	Huron Consulting Group, Inc.*	88,250
14,316	Inter Parfums, Inc.	380,376
4,041	J&J Snack Foods Corp.	310,834
10,539	Korn/Ferry International*	186,646
7,378	Lannett Co., Inc.*	97,832
6,974	National Healthcare Corp.	321,780
25,260	Navigant Consulting, Inc.*	344,799

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
19,926	Omega Protein Corp.*	$178,338
10,508	Prestige Brands Holdings, Inc.*	341,195
22,014	Spartan Stores, Inc.	452,608
16,795	Triple-S Management Corp. - Class B*	313,227
6,034	Utah Medical Products, Inc.	304,717
		4,335,517

	ENERGY – 0.4%
3,416	Natural Gas Services Group, Inc.*	93,667

	FINANCIAL – 19.2%
3,455	Baldwin & Lyons, Inc. - Class B	81,503
31,693	Center Bancorp, Inc.	442,434
1,956	Credit Acceptance Corp.*	210,368
13,315	EMC Insurance Group, Inc.	371,489
3,626	FBL Financial Group, Inc. - Class A	159,834
15,038	Fidelity Southern Corp.	216,096
2,000	Financial Institutions, Inc.	37,080
12,441	First Defiance Financial Corp.	304,929
14,291	Global Indemnity PLC*	350,558
48,722	JMP Group, Inc.	313,282
10,310	Lakeland Financial Corp.	320,641
3,065	MarketAxess Holdings, Inc.	155,579
2,997	Navigators Group, Inc.*	164,026
20,357	OceanFirst Financial Corp.	332,023
44,808	Pzena Investment Management, Inc. - Class A	291,700
6,549	Safety Insurance Group, Inc.	328,367
4,896	Saul Centers, Inc. - REIT	212,535
5,790	Sierra Bancorp	83,492
17,747	State Auto Financial Corp.	331,337
11,588	West Bancorporation, Inc.	146,009
		4,853,282

	INDUSTRIAL – 23.0%
10,295	Alamo Group, Inc.	466,981
1,964	AMERCO	321,310
11,677	Ceco Environmental Corp.	155,538
13,749	Chase Corp.	408,620
14,312	Columbus McKinnon Corp.*	306,277
2,360	DXP Enterprises, Inc.*	160,433
6,927	Dycom Industries, Inc.*	176,015
29,125	Electro Scientific Industries, Inc.	320,084
16,923	Federal Signal Corp.*	197,491
38,277	Graphic Packaging Holding Co.*	318,082
3,571	Hyster-Yale Materials Handling, Inc.	270,003

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
3,298	Insteel Industries, Inc.	$52,735
27,782	Marten Transport Ltd.	491,464
7,918	Myers Industries, Inc.	146,958
4,811	Park-Ohio Holdings Corp.*	166,316
22,693	PGT, Inc.*	231,015
3,491	Powell Industries, Inc.*	184,081
29,633	Rexnord Corp.*	568,657
17,618	Stoneridge, Inc.*	219,168
10,854	U.S. Ecology, Inc.	304,889
13,951	Universal Truckload Services, Inc.	351,565
		5,817,682

	TECHNOLOGY – 11.5%
27,424	Aeroflex Holding Corp.*	192,517
21,327	DSP Group, Inc.*	135,426
5,148	Electronics For Imaging, Inc.*	150,733
24,769	Exar Corp.*	302,677
31,735	FormFactor, Inc.*	192,631
10,600	Geeknet, Inc.*	176,808
4,096	Mentor Graphics Corp.	90,767
4,627	PDF Solutions, Inc.*	91,846
4,609	Pegasystems, Inc.	169,842
42,452	Pericom Semiconductor Corp.*	298,438
9,799	SS&C Technologies Holdings, Inc.*	346,787
11,880	Supertex, Inc.	273,953
5,481	Syntel, Inc.	393,919
3,364	Virtusa Corp.*	88,541
		2,904,885

	UTILITIES – 5.7%
4,119	IDACORP, Inc.	197,177
8,207	NorthWestern Corp.	329,675
14,235	Pike Electric Corp.	158,008
7,568	Southwest Gas Corp.	354,031
8,855	UNS Energy Corp.	404,939
		1,443,830

	TOTAL COMMON STOCKS (Cost $24,556,252)	24,982,109

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2013 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 4.3%
$1,099,383	UMB Money Market Fiduciary, 0.01%1	$1,099,383

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,099,383)	1,099,383

	TOTAL INVESTMENTS – 103.2% (Cost $25,655,635)	26,081,492
	Liabilities in Excess of Other Assets – (3.2)%	(817,894)

	TOTAL NET ASSETS – 100.0%	$25,263,598

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedules of Investments

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

Note 1 – Organization
Zacks All-Cap Core Fund (formerly known as Zacks Multi-Cap Opportunities Fund), Zacks Market Neutral Fund and Zacks Small-Cap Core Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk.  The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation.  The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on June 30, 2011.

With regards to the Zacks All-Cap Core Fund and Zacks Market Neutral Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
August 31, 2013 (Unaudited)

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Short Sales
The Zacks Market Neutral Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

Note 3 – Federal Income Taxes
At August 31, 2013, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund

Cost of investments	$29,898,279	$16,819,553	$25,664,253

Gross unrealized appreciation	$6,275,613	$3,482,560	$1,323,851
Gross unrealized depreciation	(531,499)	(179,639)	(906,612)

Net unrealized appreciation on investments	$5,744,114	$3,302,921	$417,239

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
August 31, 2013 (Unaudited)

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

·
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Funds have adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2013, in valuing the Funds' assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$34,884,558	$-	$-	$34,884,558
Mutual Funds	155,021	-	-	155,021
Short-Term Investments	602,814	-	-	602,814
Total Investments	$35,642,393	$-	$-	$35,642,393

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
August 31, 2013 (Unaudited)

Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks1	$19,477,686	$-	$-	$19,477,686
Short-Term Investments	644,788	-	-	644,788
Total Assets	$20,122,474	$-	$-	$20,122,474

Liabilities
Securities Sold Short
Common Stocks1	$(18,715,267)	$-	$-	$(18,715,267)
Exchange Traded Funds	(646,014)	-	-	(646,014)
Total Liabilities	$(19,361,281)	$-	$-	$(19,361,281)

Small-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$24,982,109	$-	$-	$24,982,109
Short-Term Investments	1,099,383	-	-	1,099,383
Total Investments	$26,081,492	$-	$-	$26,081,492

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	10/29/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	10/29/2013

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	10/29/2013

* Print the name and title of each signing officer under his or her signature.